One Commerce Square
                                           Philadelphia, PA 19103

Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________

                                             1933 Act Rule 497(j)
                                                 File No. 2-86606
                                       1940 Act File No. 811-3850
November 1, 1996

Filed via EDGAR (CIK #0000728352)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-86606
     DELAWARE GROUP TAX-FREE FUND, INC.-
          TAX-FREE USA FUND
          TAX-FREE INSURED FUND
          TAX-FREE USA INTERMEDIATE FUND
     ____________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 22, the most recent post-effective amendment of Delaware Group Tax-Free Fund, Inc. Post-Effective Amendment No. 22 was filed electronically with the Commission on October 30, 1996 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/Richelle S. Maestro
_______________________
Richelle S. Maestro
Vice President/
Assistant Secretary